Deferred Revenue (Details) - Schedule of Deferred Revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Schedule of Deferred Revenue [Abstract]
Balance	$ 580	[1]	$ 662
Additions	176		102
Revenue recognized in the reported period	(213)		(184)
Balance	$ 543	[2]	$ 580	[1]

[1]	Includes $398 thousand under long term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2022.
[2]	Includes only short term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2023.